Condensed Consolidated Balance Sheets (Parenthetical) (EUR €)	Mar. 31, 2015	Dec. 31, 2014
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,580,540	60,106,780
Ordinary shares, shares outstanding	60,580,540	60,106,780